Financial Instrument (Tables)	6 Months Ended
Jun. 30, 2012
Financial Instruments (Tables) [Abstract]
Non-Derivative Financial Instruments
		June 30,		December 31,
		2012		2011
	Fair Value	Carrying	Fair	Carrying	Fair
	Hierarchy	Amount	Value	Amount	Value
Non-derivatives
Assets
Cash and cash equivalents	1	$677,378	$677,378	$457,292	$457,292
Accounts Receivable	2	3,139,335	3,139,335	2,909,326	2,909,326
Long-term Notes Receivable(1)	3	-	-	234,490	233,514

Liabilities
Accounts payable	2	703,487	703,487	652,649	652,649
Short-term borrowings	2	102,980	102,980	98,801	98,801
Short-term borrowings from related parties	2	52,212	52,212	28,013	28,013
Long term debt, excluding Amended 2006 Senior Credit Agreement, Euro Notes and Senior Notes	2	1,052,530	1,052,530	1,147,209	1,147,209
Amended 2006 Senior Credit Agreement	2	2,668,137	2,655,855	2,795,589	2,774,951
Senior Notes	2	4,663,343	4,852,192	2,883,009	2,989,307
Euro Notes	2	244,718	249,956	258,780	265,655
Noncontrolling interests subject to put provisions	3	540,980	540,980	410,491	410,491

(1) As of February 28, 2012, the loan to Renal Advantage Partners LLC and Liberty Dialysis, Inc. has been retired.

Derivative Financial Instruments Valuation
	June 30, 2012		December 31, 2011

	Assets(2)	Liabilities(2)	Assets(2)	Liabilities(2)
Derivatives in cash flow hedging relationships (1)
Current
Foreign exchange contracts	2,739	(23,259)	4,117	(24,908)
Interest rate contracts	-	-	-	(130,579)
Non-current
Foreign exchange contracts	141	-	742	(3,706)
Interest rate contracts	-	(3,989)	-	(1,076)
Total	$2,880	$(27,248)	$4,859	$(160,269)

Derivatives not designated as hedging instruments (1)
Current
Foreign exchange contracts	15,184	(20,967)	56,760	(37,242)

Non-current
Foreign exchange contracts	1,244	(1,307)	1,382	(1,459)
Total	$16,428	$(22,274)	$58,142	$(38,701)

(1) As of June 30, 2012 and December 31, 2011, the valuation of the Company's derivatives was determined using Significant Other Observable Inputs (Level 2) in accordance with the fair value hierarchy levels established in U.S. GAAP.
(2) Derivative instruments are marked to market each reporting period resulting in carrying amounts being equal to fair values at the reporting date.

Effect of Derivatives on the Consolidated Financial Statements
The Effect of Derivatives on the Consolidated Financial Statements

	Amount of Gain or (Loss) Recognized in OCI on Derivatives		Location of (Gain) or Loss Reclassified from AOCI in Income	Amount of (Gain) or Loss Reclassified from AOCI in Income
Derivatives in Cash Flow Hedging Relationships

	(Effective Portion) for the six months ended June 30,				(Effective Portion) for the six months ended June 30,
	2012	2011	(Effective Portion)	2012	2011

Interest rate contracts	$(4,913)	$6,916	Interest income/expense	$10,527	$2,562
Foreign exchange contracts	8,883	(7,945)	Costs of Revenue	(7,261)	396
Foreign exchange contracts			Interest income/expense	1,006	200

	$3,970	$(1,029)		$4,272	$3,158

Derivatives not Designated as Hedging Instruments		Amount of (Gain) or Loss Recognized in Income on Derivatives for the six months ended June 30,
	Location of (Gain) or Loss Recognized in Income on Derivative

		2012	2011

Foreign exchange contracts	Selling, general and administrative expense	$(1,458)	$(24,714)

Foreign exchange contracts	Interest income/expense	3,066	5,559

		$1,608	$(19,155)